13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2006
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/08/2007
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 51
                                        ----------------------

Form 13F Information Table Value Total: 393,600
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     9847   214061 SH       Sole                   210461              3600
                                                              8740   190000 SH       Defined                190000
American Express               COM              025816109     8189   134975 SH       Sole                   132350              2625
                                                              7159   118000 SH       Defined                118000
Apollo Group Inc. - Cl A       COM              037604105     9144   234650 SH       Sole                   230400              4250
                                                              7382   189425 SH       Defined                189425
Berkshire Hathaway - CL A      COM              084670108    44216      402 SH       Sole                      402
                                                             10559       96 SH       Defined                    96
Berkshire Hathaway - CL B      COM              084670207    15405     4202 SH       Sole                     4096               106
                                                              4630     1263 SH       Defined                  1263
CBS Corp. - CL B               COM              124857202     3582   114882 SH       Sole                   114820                62
                                                               423    13575 SH       Defined                 13575
Cadbury Schweppes plc-Spons AD COM              127209302     9944   231630 SH       Sole                   227480              4150
                                                              7270   169350 SH       Defined                169350
Capital One Financial Corp.    COM              14040H105     4425    57600 SH       Sole                    56375              1225
                                                              4041    52600 SH       Defined                 52600
Constellation Brands, Inc.     COM              21036P108     4922   169605 SH       Sole                   166280              3325
                                                              4378   150850 SH       Defined                150850
DuPont                         COM              263534109     6998   143675 SH       Sole                   140650              3025
                                                              6648   136475 SH       Defined                136475
E. W. Scripps Co.              COM              811054204    11167   223615 SH       Sole                   219835              3780
                                                              9401   188245 SH       Defined                188245
Fidelity National Information  COM              31620M106    10389   259150 SH       Sole                   254400              4750
                                                              8024   200149 SH       Defined                200149
Harley-Davidson Inc.           COM              412822108     5682    80625 SH       Sole                    79050              1575
                                                              4864    69025 SH       Defined                 69025
IMS Health Inc.                COM              449934108     7389   268884 SH       Sole                   263609              5275
                                                              6463   235175 SH       Defined                235175
Johnson & Johnson              COM              478160104     3798    57534 SH       Sole                    56334              1200
                                                              4271    64700 SH       Defined                 64700
Masco Corp.                    COM              574599106     6144   205700 SH       Sole                   200700              5000
                                                              5451   182500 SH       Defined                182500
Oracle Corp.                   COM              68389X105     6291   367050 SH       Sole                   359600              7450
                                                              7101   414300 SH       Defined                414300
Praxair, Inc.                  COM              74005P104    11178   188400 SH       Sole                   185100              3300
                                                             10288   173400 SH       Defined                173400
Tiffany & Co.                  COM              886547108     3162    80575 SH       Sole                    79000              1575
                                                              2732    69625 SH       Defined                 69625
Time Warner Inc.               COM              887317105    10449   479765 SH       Sole                   470340              9425
                                                              8389   385175 SH       Defined                385175
Tyco International Ltd.        COM              902124106     9646   317307 SH       Sole                   311032              6275
                                                              6921   227650 SH       Defined                227650
United Technologies Corp.      COM              913017109     9155   146432 SH       Sole                   143757              2675
                                                              8015   128200 SH       Defined                128200
Viacom Inc. - CL B             COM              92553P201     6799   165709 SH       Sole                   162472              3237
                                                              4524   110262 SH       Defined                110262
Willis Group Holdings Ltd.     COM              G96655108     9807   246975 SH       Sole                   241900              5075
                                                              8146   205125 SH       Defined                205125
eBay Inc.                      COM              278642103     5162   171675 SH       Sole                   168600              3075
                                                              4559   151625 SH       Defined                151625
IShares Russell Mid Cap Index  ETF              464287499      329 3300.000 SH       Sole                 3300.000